Benefit Plans (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation		$ 842,525	$ 782,795
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Plan Assets		850,020	769,704
Noncurrent liabilities		1,174	13,091
Benefit obligation in excess of plan assets		7,495	(13,091)
Asset, Defined Benefit Pension Plan, Noncurrent		8,669	0
Accumulated benefit obligation in excess of plan assets		(19,562)	1,888
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		66,827	88,311	$ (88,300)
Net loss (gain) arising during period		14,110	4,472
Pension liability actuarial loss, change in discount rate		66,800
Amount included in regulatory assets and liabilities		145,526	167,750
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets		$ 850,020	769,704
Expected return on plan assets		5.05%
Effect of 25 basis point increase in discount rate on pension expense			(1,400)
Effect of 25 basis point decrease in discount rate on pension expense			1,300
Employer contributions during quarter		$ 87	28	30,100
Funded target liability (percent)		100.00%
Pension expense			38,500	37,500	$ 62,100
Service cost		$ 8,272	7,412	8,450
Interest cost		22,151	27,343	25,220
Defined Benefit Plan, Plan with Plan Assets in Excess of Accumulated Benefit Obligation, Plan Assets		(19,600)
Deferred Compensation Arrangement with Individual, Compensation Expense		300	300	500
Total Legal Loss Contingencies Accrued		13,400	2,600
Environmentally Beneficial Project Expenditure		325
Environmental Mitigation Project Costs		5,000
Payment of Civil Penalties		1,525
Defined Benefit Plan, Benefit Obligation		$ 842,525	$ 782,795	$ 697,228
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		72.00%
Benefit obligation in excess of plan assets		$ (8,700)
Discount rate		3.33%	4.36%	3.67%
Expected return on plan assets		5.05%	4.50%	5.45%
Defined Benefit Plan, Plan with Plan Assets in Excess of Accumulated Benefit Obligation, Plan Assets		$ (20,700)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		2.46%	3.33%
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee		22
Benefit obligation in excess of plan assets		$ 1,200
Discount rate		3.05%	4.24%	3.60%
Expected return on plan assets		4.45%	4.50%	5.45%
Defined Benefit Plan, Plan with Plan Assets in Excess of Accumulated Benefit Obligation, Plan Assets		$ 1,100
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		2.31%	3.05%
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee		142
Number of plan participants, retired | employee		16
Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation		$ 842,525	$ 782,795
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Plan Assets		850,020	769,704
Noncurrent liabilities		1,174	13,091
Benefit obligation in excess of plan assets		7,495	(13,091)
Asset, Defined Benefit Pension Plan, Noncurrent		8,669	0
Accumulated benefit obligation in excess of plan assets		(19,562)	1,888
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		66,827	88,311
Net loss (gain) arising during period		14,110	4,472
Pension liability actuarial loss		80,900
Amount included in regulatory assets and liabilities		$ 145,526	$ 167,750
Minimum percentage of unrecognized net loss over benefit obligation or assets in order to be amortized		10.00%
Amortization period of unrecognized loss			10 years 10 months 2 days
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets		$ 850,020	$ 769,704
Unfunded status of plan		7,500
Expected return on plan assets			5.05%
Effect of 25 basis point increase in discount rate on pension expense		(1,400)
Effect of 25 basis point decrease in discount rate on pension expense		1,300
Employer contributions during quarter		$ 87	$ 28	$ 30,100
Funded target liability (percent)		100.00%
Pension expense			38,500	37,500	62,100
Service cost		$ 8,272	7,412	8,450
Interest cost		22,151	27,343	25,220
Deferred Compensation Arrangement with Individual, Compensation Expense		300	300	500
Defined Benefit Plan, Benefit Obligation		842,525	$ 782,795	$ 697,228
Indianapolis Power And Light Company | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			72.00%
Benefit obligation in excess of plan assets		8,700
Accumulated benefit obligation in excess of plan assets		$ (20,700)
Discount rate		3.33%	4.36%	3.67%
Expected return on plan assets		5.05%	4.50%	5.45%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		2.46%	3.33%
Indianapolis Power And Light Company | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee			22
Benefit obligation in excess of plan assets		$ (1,200)
Accumulated benefit obligation in excess of plan assets		$ 1,100
Discount rate		3.05%	4.24%	3.60%
Expected return on plan assets		4.45%	4.50%	5.45%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		2.31%	3.05%
Indianapolis Power And Light Company | Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee		142
Number of plan participants, retired | employee		16
Indianapolis Power And Light Company | Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		$ 4,300	$ 6,400
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		5.05%
Subsequent Event [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		5.05%
Normal service cost	$ 6,100
Plan expenses	$ 400
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		80.00%
Defined contripution plan contributions			3,400	$ 3,300	3,300
Thrift Plan [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		80.00%
Defined contripution plan contributions			$ 3,400	3,300	3,300
Retirement Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		20.00%
Percentage of employee's base compensation matched		5.00%
Defined Contribution, Employer Matching Contribution, Non-discretionary, percent of match			4.00%
Defined contripution plan contributions		$ 1,800	$ 1,600	1,700
Retirement Savings Plan [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		20.00%	20.00%
Percentage of employee's base compensation matched		5.00%
Defined Contribution, Employer Matching Contribution, Non-discretionary, percent of match		4.00%
Defined contripution plan contributions			$ 1,800	$ 1,600	$ 1,700
Union Employees [Member] | Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan		8.00%
Union Employees [Member] | Thrift Plan [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan			8.00%
Expected Increase or Decrease in Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of Twenty Five Basis Point Increase Or Decrease In Discount Rate On Pension Expense		2500.00%
Expected Increase or Decrease in Discount Rate [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of Twenty Five Basis Point Increase Or Decrease In Discount Rate On Pension Expense		2500.00%
Forecast [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	3.60%
Forecast [Member] | Indianapolis Power And Light Company | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	3.60%